Equity - Disaggregation of Changes of Other Comprehensive Income by Each Type of Reserve in Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of analysis of other comprehensive income by item [Line Items]
Exchange difference on translation of foreign operations	$ (15,028)	$ 5,211	$ 10,677
Re-measuring gains /losses on defined benefit plans	447	159	(1,382)
Changes in fair value of financial assets at fair value through other comprehensive income	587	(1,431)	1,336
Other comprehensive (loss)/income for the year, net of tax	(13,994)	3,939	10,631
Reserves including portion related to non-controlling interests [Member] | Re-measurement of defined benefit plans [Member]
Disclosure of analysis of other comprehensive income by item [Line Items]
Re-measuring gains /losses on defined benefit plans	447	159	(1,382)
Other comprehensive (loss)/income for the year, net of tax	447	159	(1,382)
Reserves including portion related to non-controlling interests [Member] | Financial assets at FVOCI reserve [Member]
Disclosure of analysis of other comprehensive income by item [Line Items]
Changes in fair value of financial assets at fair value through other comprehensive income	587	(1,431)	1,336
Other comprehensive (loss)/income for the year, net of tax	587	(1,431)	1,336
Reserves including portion related to non-controlling interests [Member] | Foreign currency translation reserve [Member]
Disclosure of analysis of other comprehensive income by item [Line Items]
Exchange difference on translation of foreign operations	(15,028)	5,211	10,677
Other comprehensive (loss)/income for the year, net of tax	$ (15,028)	$ 5,211	$ 10,677